Schedule of Lease Cost (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating lease cost	$ 162,667	$ 216,889
Operating cash outflow from operating lease	210,154	160,934
Operating lease right-of-use asset	194,353	343,950	$ 534,133
Operating lease liability, current	238,140	266,105	217,843
Operating lease liability, long-term		$ 169,119	$ 404,209
Operating Lease, Weighted Average Remaining Lease Term	10 months 24 days	1 year 8 months 12 days
Discount rate	5.00%	5.00%